ASPIRATION FUNDS
116 South Franklin Street
Rocky Mount, North Carolina 27804
 252-972-9922

July 23, 2015

VIA EDGAR
U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
 Washington, DC 20549
RE:	Aspiration Funds (File Nos. 333-192991 and 811-22922); on behalf of the Aspiration Flagship Fund ("Fund"), a series of the Aspiration Funds
Ladies and Gentlemen,
On behalf of the Aspiration Funds (the "Trust"), and pursuant to Rule 497(e) of the General Rules and Regulations under the Securities Act of 1933, as amended, this filing is being made of the sole purpose of submitting and interactive data file as required by Rule 405 of Regulation S-T.  The interactive data file included as an exhibit to this filing relates to a Supplement dated July 2, 2015 to the final form of the Prospectus which was filed with the Securities and Exchange Commission on January 28, 2015.
If you have any questions concerning the foregoing, please contact the undersigned at 252.972.9922.

Yours truly,

/s/ Mathew J. Beck
 Mathew J. Beck

cc:	Asen Parachkevov Division of Investment Management U.S. Securities & Exchange Commission 100 F Street, N.E. Washington, DC 20549

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase